POST BALANCE SHEET EVENTS (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 30, 2020
Disclosure of non-adjusting events after reporting period [line items]
Impairment loss		$ 16,570	$ 19,212	$ 29,667
Primus Corp. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Impairment loss		1,800
Immco Diagnostics [Member]
Disclosure of non-adjusting events after reporting period [line items]
Impairment loss		$ 1,700
Paycheck Protection Program Loan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Receipts of governmental support					$ 4,500
Closure costs [Member]
Disclosure of non-adjusting events after reporting period [line items]
Provision	$ 2,400